Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Undiscounted contractual cash flows
At 31 December
2022 2021
(in USD million)
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Year 1 20,172 1,325 1,065 18,841 1,183 175
Year 2 and 3 6,292 1,421 752 6,684 1,262 211
Year 4 and 5

5,785 504 486 6,140 656 318
Year 6 to 10 8,749 465 1,202 10,636 642 588
After 10 years 11,204 120 706 12,849 158 187
Total specified 52,202 3,835 4,211 55,150 3,901 1,479

Credit risk exposure and grading
(in USD million)
Non-current
financial
receivables
Trade and other
receivables
Non-current
derivative
financial
instruments
Current derivative
financial
instruments
At 31 December 2022
Investment grade, rated A or above 1,633 6,125 390 1,715
Other investment grade 12 8,725 41 1,393
Non-investment grade or not rated 14 6,761 259 931
Total financial assets 1,659 21,611 690 4,039
At 31 December 2021
Investment grade, rated A or above 452 3,637 1,103 2,902
Other investment grade 18 8,930 0 1,524
Non-investment grade or not rated 238 4,624 162 705
Total financial assets 708 17,191 1,265 5,131

Master netting agreements for financial assets and liabilities
(in USD million)
Gross amounts of
recognised
financial assets/
liabilities
Gross amounts
offset in the
balance sheet
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2022
Financial assets
Trade receivables 25,607 7,464 18,143 0 18,143
Collateral receivables 19,043 15,575 3,468 3,468 0
Derivative financial instruments 30,078 25,348 4,730 1,708 3,022
Total financial assets 74,728 48,387 26,341 5,176 21,165
Financial liabilities
Trade payables 19,913 7,464 12,449 0 12,449
Collateral liabilities 15,479 13,907 1,572 1,571 1
Derivative financial instruments 33,497 27,015 6,482 3,605 2,877
Total financial liabilities 68,889 48,386 20,503 5,176 15,327
(in USD million)
Gross amounts of
recognised
financial assets/
liabilities 1)
Gross amounts
offset in the
balance sheet 1)
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2021
Financial assets
Trade receivables 20,061 4,445 15,616 0 15,616
Collateral receivables 1) 9,902 8,327 1,576 1,576 0
Derivative financial instruments 1) 32,493 26,097 6,396 2,771 3,625
0
Total financial assets 1) 62,456 38,869 23,588 4,347 19,241
0
Financial liabilities 0
Trade payables 16,795 4,445 12,350 0 12,350
Collateral liabilities 1) 9,851 7,580 2,271 2,271 0
Derivative financial instruments 1) 32,218 26,844 5,375 2,076 3,299
Total financial liabilities 1) 58,864 38,869 19,996 4,347 15,649

Capital Management
At 31 December
(in USD million) 2022 2021
Net interest-bearing debt adjusted, including lease

liabilities (ND1)
(6,750) 3,236
Net interest-bearing debt adjusted (ND2) (10,417) (326)
Capital employed adjusted, including lease liabilities

(CE1)
47,239 42,259
Capital employed adjusted (CE2) 43,571 38,697
Net debt to capital employed adjusted*, including lease

liabilities (ND1/CE1)
(14.3%) 7.7%
Net debt to capital employed adjusted* (ND2/CE2) (23.9%) (0.8%)

Commodity price sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk
Commodity price sensitivity At 31 December
2022 2021
(in USD million) - 30% + 30% - 30% + 30%
Crude oil and refined products net gains/(losses) 666 (666) 735 (735)
Natural gas, electricity and CO2 net gains/(losses) (3) 140 227 (141)

Currency risk sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk	Currency risk sensitivity At 31 December 2022 2021 (in USD million) - 12% + 12% - 10% + 10% USD net gains/(losses) (1,497) 1,497 (1,789) 1,789 NOK net gains/(losses) 1,583 (1,583) 2,144 (2,144)
Interest rate sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk
Interest risk sensitivity At 31 December
2022
2021
(in USD million)

- 1.2 percentage
points
+ 1.2 percentage
points

- 0.8 percentage
points
+ 0.8 percentage
points
Positive/(negative) impact on net financial items 369 (366) 448 (448)

Equity price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk	Equity price sensitivity At 31 December 2022 2021 (in USD million) - 35% + 35% - 35% + 35% Net gains/(losses) (450) 450 (534) 534